Share Capital and Reserves (Details 1 - Textual) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Minimum percentage of net income to be allocated to dividends as per bylaw of reporting entity			25.00%
Distribution of dividends and Interest on capital			R$ 298,000	R$ 829,464	R$ 139,022
Banco Santander (Brasil) S.A.
Disclosure of classes of share capital [line items]
Tax credit recognized due to contribution of tax basis received from related party	R$ 398,533
Legal reserve
Disclosure of classes of share capital [line items]
Percentage of reserve allocation to net income			5.00%
Threshold percentage limit of capital for legal reserve to be maintained			20.00%
Distribution of dividends and Interest on capital			R$ 0	0	0
Profit retention reserve
Disclosure of classes of share capital [line items]
Percentage of statutory reserve			50.00%
Reserve for dividend equalization
Disclosure of classes of share capital [line items]
Percentage of statutory reserve			50.00%
Statutory reserve
Disclosure of classes of share capital [line items]
Tax credit recognized due to contribution of tax basis received from related party		R$ 398,533
Distribution of dividends and Interest on capital			R$ 211,175	R$ 760,361	R$ 0